Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.	ACCOUNTS RECEIVABLE

The carrying amounts of accounts receivable approximate their fair value and are originally denominated in Singapore dollars before conversion to US dollars at
December 31:

		2019	2018	2017
Product sales	United States dollar	$-	$713,744	$493,925
Product sales	Singapore dollar	-	273,815	-
Loss allowance		-	(40,615)	-
		$-	$946,944	$493,925

In determining the recoverability of a trade receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the reporting date. The trade receivables that are neither past due nor impaired relates to customers that the company has assessed to be creditworthy based on the credit evaluation process performed by management which considers both customers' overall credit profile and its payment history with the Company. The loss allowance is determined in accordance IFRS
9
(Note
18
). Trade receivables at
December 31, 2018
and
2017
related to DenseLight. Trade receivable is
nil
at
December 31, 2019
because DenseLight was sold on
November 8, 2019.